Note 22 - Financial liabilities at amortized cost (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deposits
Deposits from cental banks	€ 25,950,000,000	€ 27,281,000,000	€ 37,054,000,000
Deposits from credit institutions	28,751,000,000	31,978,000,000	54,516,000,000
Customer deposits	384,219,000,000	375,970,000,000	376,379,000,000
Debt certificates, at amortized cost	63,963,000,000	61,112,000,000	63,915,000,000
Other financial liabilities, at amortized cost	13,758,000,000	12,844,000,000	11,850,000,000
FINANCIAL LIABILITIES AT AMORTIZED COST	516,641,000,000	509,185,000,000	543,713,000,000
Total Member
Deposits
Deposits from cental banks	25,950,000,000	27,281,000,000	37,054,000,000
Deposits from credit institutions	28,751,000,000	31,978,000,000	54,516,000,000
Customer deposits	384,219,000,000	375,970,000,000	376,379,000,000
Debt certificates, at amortized cost	63,963,000,000	61,112,000,000	63,915,000,000
Other financial liabilities, at amortized cost	13,758,000,000	12,844,000,000	11,850,000,000
FINANCIAL LIABILITIES AT AMORTIZED COST	516,641,000,000	509,185,000,000	543,713,000,000
CurrentAccount [Member]
Deposits
Deposits from cental banks	23,000,000	20,000,000	2,588,000,000
Deposits from credit institutions	7,160,846,000	8,370,000,000	3,731,000,000
Customer deposits	280,390,628,000	260,573,000,000	240,583,000,000
TermAccount [Member]
Deposits
Deposits from cental banks	25,101,000,000	26,885,000,000	28,311,000,000
Deposits from credit institutions	18,896,287,000	19,015,000,000	25,941,000,000
Customer deposits	103,293,304,000	114,188,000,000	126,716,000,000
TemporalAssetLease [Member]
Deposits
Deposits from cental banks	826,000,000	375,000,000	6,155,000,000
Deposits from credit institutions	2,693,464,000	4,593,000,000	24,843,000,000
Customer deposits	€ 535,360,000	€ 1,209,000,000	€ 9,079,000,000